                                       NEW YORK LIFE INSURANCE COMPANY
                                       51 Madison Avenue
                                       New York, NY 10010
                                       Bus: 212-576-7558
                                       Fax: 212-447-0569
                                       E-mail : charles_a_whites@newyorklife.com www.newyorklife.com

                                       CHARLES A. WHITES, JR.
                                       ASSISTANT GENERAL COUNSEL

September 9, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  New York Life Insurance and Annuity Corporation
     Variable Annuity Separate Account IV
     File No. 811-21397

Commissioners:

The Semi-Annual Reports dated June 30, 2010 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of New York Life Insurance and Annuity Corporation Variable Annuity Separate Account IV of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of MainStay VP Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000887340, File No. 811-03833.

The Semi-Annual Reports for certain portfolios of The Alger Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0000832566, File No. 811-05550.

The Semi-Annual Reports for certain series of Calvert Variable Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000708950, File No. 811-03591.

The Semi-Annual Reports for certain portfolios of Columbia Funds Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000815425, File No. 811-05199.

The Semi-Annual Reports for certain series of Dreyfus Investment Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0001056707, File No. 811-08673.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK
No. 0000927384, File No. 811-07205.

Securities and Exchange Commission
Page 2

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Fund IV are incorporated by reference as filed on Form N-CSRS, CIK
No. 0000720318, File No. 811-03759.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

The Semi-Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain series of MFS (R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-Annual Reports for certain portfolios of Neuberger Berman Advisers Management Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000736913, File No. 811-04255.

The Semi-Annual Reports for certain series of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-Annual Reports for certain portfolios of Royce Capital Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006387, File No. 811-07537.

The Semi-Annual Reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918294, File No. 811-07143.

The Semi-Annual Reports for certain portfolios of Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

The Semi-Annual Reports for certain portfolios of Van Eck VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000811976, File No. 811-05083.

The Semi-Annual Reports for certain portfolios of Victory Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0001068663, File No. 811-08979.

Please note that this correspondence supercedes the letter filed on September 8, 2010 for New York Life Insurance and Annuity Corporation Variable Annuity Separate Account IV.

                                           Sincerely,


                                           /s/ Charles A. Whites, Jr.

                                           Charles A. Whites, Jr.
                                           Assistant General Counsel